Fair Value of Financial Instruments, Roll-Forward of Fair Value of Level 3 Warrants (FY) (Details) - Warrant [Member] - USD ($) $ in Thousands		2 Months Ended
	Jan. 04, 2023	Dec. 31, 2022
Roll-Forward of Fair Value of Level 3 Warrants [Roll Forward]
Beginning balance	$ 6,868	$ 18,695
Change in fair value	755	(11,827)
Ending balance	$ 7,623	$ 6,868